Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Costs
The following table summarizes operating lease costs:

	Year Ended December 31,
	2025	2024
	(in thousands)
Operating lease costs	$1,565	$1,918
Variable lease costs	1,073	1,280
Sublease income	—	(398)
Total	$2,638	$2,800

Lease Term and Discount Rate for Operating Leases
The following table summarizes the lease term and discount rate for operating leases:

	As of December 31,
	2025	2024
Weighted-average remaining lease term (years)	4.4	5.4
Weighted-average discount rate	8.0%	8.0%

Future Minimum Lease Payments
As of December 31, 2025, the future minimum lease payments due under our lease for each of the next five years ended December 31, and thereafter are as follows (in thousands):

2026	$2,403
2027	2,471
2028	2,542
2029	2,614
2030	1,102
Total future minimum lease payments	11,132
Less: imputed interest	(1,697)
Total lease liability	$9,435